RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

15. RELATED PARTY BALANCES AND TRANSACTIONS

Other receivables - related party

			December 31,	December 31,
Name of Related Party	Relationship -	Nature	2024	2023

Xiaodong Chen	CEO		$—	$3
Blue Hat Fujian	Shareholders’ investment company	Disposal consideration	1,388,643	1,559,671
Blue Hat Pingxiang	Shareholders’ investment company	Disposal consideration	38,496	39,070
Fujian Blue Hat Interactive Entertainment Technology Co., Ltd. Fuzhou Branch	Shareholders’ investment company	Other receivable	1,587	—
Fujian Lanyuncanghai Technology Co., Ltd	Shareholders’ investment company	Other receivable	337,935	342,979
Total			$1,766,661	$1,941,723

Other payables - related party

			December 31,	December 31,
Name of Related Party	Relationship -	Nature	2024	2023

Tao Fan	The brother of COO	loans	600,885	—
Xiaodong Chen	CEO	Lease and other payable	$971	$—
Total			$601,856	$—

Long term loans - related party

			December 31,	December 31,
Name of Related Party	Relationship -	Nature	2024	2023

Xiaodong Chen	CEO	Borrowing	$770,155	$831,155
Bequtiful Jade Ltd	Shareholders’ investment company	Attorney fee	3,795	3,795
Total			$773,950	$834,950

Long term loans from related parties are unsecured and interest free, the payment was due on January 31, 2026.